LEASES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 5,530
Adjustments for indexation	110	$ 74
Ending balance	5,548	5,530
Depreciation	745	483
Depreciated cost at ending balance	5,548	5,530
Buildings [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	5,050	4,964
Vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	498	566
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,056	774
Additions to right-of-use assets for new leases	716	5,622
Adjustments for indexation	110	74
Disposals	(118)	(414)
Ending balance	6,764	6,056
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,289	296
Additions to right-of-use assets for new leases	511	5,215
Adjustments for indexation	110	74
Disposals		(296)
Ending balance	5,910	5,289
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	767	478
Additions to right-of-use assets for new leases	205	407
Adjustments for indexation
Disposals	(118)	(118)
Ending balance	854	767
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	526	346
Disposals	(55)	(303)
Ending balance	1,216	526
Depreciation	745	483
Accumulated depreciation [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	325	216
Disposals		(216)
Ending balance	860	325
Depreciation	535	325
Accumulated depreciation [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	201	130
Disposals	(55)	(87)
Ending balance	356	201
Depreciation	$ 210	$ 158